OTHER NON-CURRENT ASSETS (Schedule of other non-current assets ) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Right-of-use assets	$ 36,269
Rental and other deposits	382		$ 1,946
Others	2,528		2,612
Other non-current assets, net	$ 39,179	$ 41,361	$ 4,558